Summary of Significant Accounting Policies (Details) - Schedule of condensed balance sheets are reconciled - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 30, 2020
Schedule Of Condensed Balance Sheets Are Reconciled Abstract
Common stock subject to possible redemption beginning	$ 95,412,038		$ 173,690,176
Plus:
Remeasurement adjustment to amount subject to redemption	287,769	$ 1,613,356	591,129
Common stock subject to possible redemption ending		95,412,038	$ 174,281,305
Less:
Public Shares Redeemed	$ (68,389,195)	$ (80,482,623)